Operating Assets and Liabilities - Depreciation, Amortization, and Impairments are included in the Income Statement (Details) - Property, plant and equipment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and impairment included in the income statement as follows:
Depreciation and impairment loss recognised in profit or loss	$ 38	$ 34	$ 27
Research and development expenses
Depreciation and impairment included in the income statement as follows:
Depreciation and impairment loss recognised in profit or loss	31	29	20
Selling, general and administrative expenses
Depreciation and impairment included in the income statement as follows:
Depreciation and impairment loss recognised in profit or loss	$ 7	$ 5	$ 7